Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation
Schedule of reconciliation of the effective tax rate

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Profit before income tax	15,137	12,417	15,699	19,845
Tax calculated at the applicable tax rate	(1,892)	(1,552)	(1,962)	(2,481)
Effect of different tax rates in other countries	(85)	(755)	(81)	(631)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(919)	293	(313)	564
Tax effect of deductions under special tax regimes	1,843	1,752	1,522	1,801
Tax effect of tax losses brought forward	178	36	126	30
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(178)	(321)	(126)	621
Overseas tax in excess of credit claim used during the period	(811)	(491)	(152)	(231)
Underprovision of prior year tax liability	—	(36)	—	—
Income tax expense	(1,864)	(1,074)	(986)	(327)